PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Provision for employee benefits	$ 5,135,732	$ 3,480,839	$ 3,635,872
General reserve fund appropriations, percent of profit	10.00%
Statutory reserve	$ 10,723,748	$ 10,572,330